BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Balances with Related Parties
Balances with related parties

	December 31, 2017	December 31, 2016
	In thousands
December 31, 2017

Other accounts payables	$292	$230
Employee benefit liabilities, net	$92	$170
Trade receivable	$2,382	$675

Schedule of Benefits to Related Parties
Benefits to related parties

	Year Ended December 31,
	2017	2016
	In thousands

Salary and related expenses to those employed by the Company or on its behalf	$460	$473

Salary of directors not employed by the Company or on its behalf	$107	$122

Number of People to whom the Salary and Benefits Refer

Related and related parties employed by the Company or on its behalf	2	2
Directors not employed by the Company	2	3

	4	5

Schedule of Benefits to Key Executive Personnel
Benefits to key executive personnel (including non-related parties)

	Year Ended December 31,
	2017	2016	2015
	In thousands

Short-term benefits	$2,719	$2,453	$2,144
Share-based payment	310	460	650
Other long-term benefits	6	28	61

	$3,035	$2,941	$2,855

Schedule of Transactions with Related Parties
Transactions with related parties

	Year Ended December 31,
	2017	2016	2015
	In thousands
Sales	$3,455	$2,230	$2,795
Selling and marketing expenses	$121	$101	$114
General and administrative expenses	$446	$503	$526